[LETTERHEAD OF MORGAN, LEWIS & BOCKIUS LLP, 1800 M STREET NW, WASHINGTON, DC 20036]




March 20, 2001


VIA EDGAR

Filing Room
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re: The Advisors' Inner Circle Fund (File Nos. 33-42484 and 811-06400) Filing Pursuant to 497(j)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the prospectus dated March 16, 2001 for the Sterling Capital Small Cap Value Fund and Sterling Capital Balanced Fund and the Statement of Additional Information also dated March 1, 2001, that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 44 filed electronically on March 16, 2001.

Please do not hesitate to contact me at (202) 467-7875 should you have any questions.


Sincerely,


/s/ Thomas P. Lemke


Thomas P. Lemke